UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2011

Prudential Jennison Natural Resources Fund, Inc.

Fund Type Sector stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 15, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.13%; Class B, 1.83%; Class C, 1.83%; Class Q, 0.74%; Class R, 1.58%; Class Z, 0.83%. Net operating expenses: Class A, 1.11%; Class B, 1.81%; Class C, 1.81%; Class Q, 0.72%; Class R, 1.31%; Class Z, 0.81%, after contractual reduction for Class R through 2/29/2012.

Cumulative Total Returns (Without Sales Charges) as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	22.35%	32.28%	61.34%	446.19%	—
Class B	21.91	31.35	55.68	407.53	—
Class C	21.91	31.37	55.71	407.63	—
Class Q	N/A	N/A	N/A	N/A	9.69% (12/27/10)
Class R	22.24	32.04	N/A	N/A	69.40 (8/22/06)
Class Z	22.53	32.66	63.68	461.13	—
Lipper Global Natural Resources Index	26.33	26.87	33.80	265.41	—
MSCI World ND Index	14.75	18.25	12.15	46.65	—
S&P 500 Index	16.35	17.24	15.67	32.12	—
Lipper Global Natural Resources Funds Avg.	23.80	24.69	36.87	303.45	—

Average Annual Total Returns (With Sales Charges) as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Class A		27.88%	10.46%	19.35%	—
Class B		29.37	10.78	19.14	—
Class C		33.40	10.92	19.15	—
Class Q		N/A	N/A	N/A	N/A (12/27/10)
Class R		35.05	N/A	N/A	12.12% (8/22/06)
Class Z		35.71	12.03	20.35	—
Lipper Global Natural Resources Index		28.12	7.30	14.82	—
MSCI World ND Index		13.45	2.08	4.21	—
S&P 500 Index		15.66	2.63	3.29	—
Lipper Global Natural Resources Funds Avg.		24.86	7.53	15.58	—

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A or Class C to Class Z and Class Z to Class A shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase, and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a CDSC of 1% for shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class R shares are not subject to a sales charge, but are subject to a 12b-1 fee of up to 0.75% annually. Class Q and Class Z shares are not subject to a sales charge or 12b-1 fees. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

For the period through February 29, 2012, the distributor of the Fund has contractually agreed to limit distribution and service (12b-1) fees to 0.50% of the average daily net assets for Class R shares. Effective October 1, 2008 through February 29, 2012, the manager of the Fund has contractually agreed to waive 0.05% of the management fee rate on average daily net assets over $4 billion.

Benchmark Definitions

Lipper Global Natural Resources Index

The Lipper Global Natural Resources Index is an unmanaged index which tracks the performance of the 10 largest global natural resources mutual funds. Lipper Global Natural Resources Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 12.43% for Class Q, and 44.38% for Class R. Lipper Global Natural Resources Index Closest Month-End to Inception average annual total return as of 3/31/11 is 8.08% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index

The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free-float-adjusted, market-capitalization index that is designed to measure global developed-market equity performance. The MSCI World ND Index consists of approximately 23 developed-market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States. MSCI World ND Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 9.25% for Class Q, and 12.51% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total return as of 3/31/11 is 1.68% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Standard & Poor’s 500 Composite Stock Price Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 9.05% for Class Q, and 15.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 2.53% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Global Natural Resources Funds Average

The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Natural Resources Fund category and does not include the effect of any sales charges or taxes payable by investors. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 10.65% for Class Q, and 45.15% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 8.04% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Lipper Global Natural Resources Index, MSCI World ND Index, and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Average would be lower if they included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/11
Schlumberger Ltd., Energy Equipment & Services	2.3%
Concho Resources, Inc., Oil, Gas & Consumable Fuels	2.3
Halliburton Co., Energy Equipment & Services	2.2
First Quantum Minerals Ltd., Metals & Mining	2.2
Freeport-McMoRan Copper & Gold, Inc., Metals & Mining	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/11
Oil, Gas & Consumable Fuels	45.9%
Metals & Mining	29.7
Energy Equipment & Services	18.6
Chemicals	0.7
Transportation Infrastructure	0.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,223.50	1.11%	$6.12
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

Class B	Actual	$1,000.00	$1,219.10	1.81%	$9.96
	Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05

Class C	Actual	$1,000.00	$1,219.10	1.81%	$9.96
	Hypothetical	$1,000.00	$1,015.82	1.81%	$9.05

Class Q	Actual**	$1,000.00	$1,096.90	0.72%	$2.59
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

Class R	Actual	$1,000.00	$1,222.40	1.31%	$7.22
	Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56

Class Z	Actual	$1,000.00	$1,225.30	0.81%	$4.47
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 125 day period ended April 30, 2011 due to the Class’s inception date of December 27, 2010.

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Portfolio of Investments

as of April 30, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.7%
COMMON STOCKS 95.7%

Chemicals 0.7%
1,297,624	Neo Material Technologies, Inc. (Canada)(a)	$13,426,771
620,503	Potash Corp. of Saskatchewan, Inc.	34,983,959

		48,410,730

Energy Equipment & Services 18.6%
970,728	Baker Hughes, Inc.	75,144,055
2,642,174	Cameron International Corp.(a)	139,295,413
732,915	Complete Production Services, Inc.(a)	24,875,135
761,185	Dresser-Rand Group, Inc.(a)(b)	39,992,660
1,230,215	Dril-Quip, Inc.(a)	94,185,260
1,778,337	FMC Technologies, Inc.(a)(b)	82,657,104
3,074,742	Halliburton Co.	155,212,976
985,702	Helmerich & Payne, Inc.(b)	65,391,471
1,910,735	Key Energy Services, Inc.(a)(b)	34,775,377
322,046	Lufkin Industries, Inc.	29,734,507
1,627,821	Nabors Industries Ltd.(a)	49,876,435
1,948,588	National Oilwell Varco, Inc.	149,437,214
508,344	Noble Corp.(b)	21,863,875
71,900	OSX Brasil SA (Brazil), 144A(a)(c)	20,109,331
1,749,499	Patterson-UTI Energy, Inc.	54,426,914
907,597	Rowan Cos., Inc.(a)	37,846,795
1,797,912	Schlumberger Ltd.	161,362,602
1,379,583	Tenaris SA (Luxembourg), ADR(b)	70,069,021
446,012	Weatherford International Ltd.(a)	9,624,939

		1,315,881,084

Food Products 0.3%
1,474,869	Adecoagro SA(a)	18,199,884
2,183,300	Agrenco Ltd. (Brazil), 144A(a)	2,400,908

		20,600,792

Metals & Mining 29.7%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	43,254,927
804,250	Agnico-Eagle Mines Ltd.(b)	55,959,715
2,558,247	Alacer Gold Corp.(a)	26,686,992
1,813,776	Alcoa, Inc.(b)	30,834,192
8,454,598	Archipelago Resources PLC (United Kingdom)(a)	9,249,953
6,661,589	AXMIN, Inc. (Canada)(a)	774,481

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
146,701	Barrick Gold Corp.	$7,483,218
741,286	BHP Billiton Ltd. (Australia), ADR(b)	75,047,795
371,358	Boliden AB (Sweden)(a)	8,370,605
911,126	Century Aluminum Co.(a)	18,204,297
1,552,628	Cia de Minas Buenaventura SA (Peru), ADR	64,698,009
1,469,326	Cliffs Natural Resources, Inc.	137,705,233
718,759	Detour Gold Corp. (Canada)(a)(b)	24,294,153
5,591,235	Eldorado Gold Corp. (Canada)	104,065,580
3,043,470	European Goldfields Ltd. (Canada)(a)	42,331,623
1,081,961	First Quantum Minerals Ltd. (Canada)(b)	154,183,588
600,000	First Uranium Corp. (South Africa), 144A(a)	551,710
1,289,281	First Uranium Corp. (South Africa)(a)(b)	1,185,514
2,764,182	Freeport-McMoRan Copper & Gold, Inc.	152,112,935
2,805,594	Gabriel Resources Ltd. (Canada)(a)(b)	21,409,278
216,800	Gold Reserve, Inc. (XTSE)(a)	382,662
1,068,152	Gold Reserve, Inc.(a)	1,890,629
1,489,167	Goldcorp, Inc.	83,140,194
4,582,859	Hecla Mining Co.(a)(b)	43,124,703
851,684	Highland Gold Mining Ltd. (United Kingdom)(a)	2,457,547
547,192	IAMGOLD Corp. (Canada)	11,375,856
794,633	Impala Platinum Holdings Ltd. (South Africa)	24,817,000
1,021,505	Impala Platinum Holdings Ltd. (South Africa), ADR	31,916,924
4,448,568	Kinross Gold Corp.	70,465,317
5,501,282	MMX Mineracao e Metalicos SA (Brazil)(a)	34,968,739
4,355,263	Nevsun Resources Ltd. (Canada)(a)(b)	28,355,356
1,644,324	Newcrest Mining Ltd. (Australia)	74,706,773
399,813	Newmont Mining Corp.	23,433,040
1,850,769	Northern Dynasty Minerals Ltd.(a)(b)	25,151,951
209,946	Nucor Corp.(b)	9,859,064
102,179	Pan American Silver Corp. (Canada)	3,685,852
1,744,075	Pan American Silver Corp.(b)	62,926,226
482,726	Pilot Gold, Inc. (Canada)(a)(b)	1,683,661
5,674,802	Platinum Group Metals Ltd.(a)(b)	11,917,084
523,100	Platmin Ltd. (South Africa), 144A(a)(c)	442,298
666,813	Quadra FNX Mining Ltd. (Canada)(a)	10,944,994
1,144,650	Randgold Resources Ltd. (Jersey Islands), ADR(a)(b)	99,092,350
11,120	Rio Tinto PLC (United Kingdom)	809,835
982,886	Rio Tinto PLC (United Kingdom), ADR(b)	71,957,084
542,030	Seabridge Gold, Inc.(a)(b)	18,466,962
1,683,549	SEMAFO, Inc. (Canada)(a)	14,306,118

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)
3,229,301	SEMAFO, Inc. (Canada), 144A(a)(c)	$27,441,294
1,745,058	Silver Wheaton Corp.(b)	70,884,256
883,225	Southern Copper Corp.	33,085,608
3,754,824	Sterlite Industries India Ltd. (India), ADR(b)	61,391,372
256,506	Tahoe Resources, Inc.(a)	5,834,180
506,600	Tahoe Resources, Inc., 144A(a)(c)	11,522,519
2,421,142	Vale SA (Brazil), ADR	80,866,143
257,157	Vedanta Resources PLC (United Kingdom)	9,986,805
1,561,601	Western Areas NL (Australia)(b)	11,485,255
2,178,436	Xstrata PLC (Switzerland)	55,363,306

		2,108,542,755

Oil, Gas & Consumable Fuels 45.9%
388,224	Advantage Oil & Gas Ltd. (Canada)(a)	3,298,971
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D(a)(c)	8,355,686
2,041,208	Alpha Natural Resources, Inc.(a)(b)	118,737,069
1,581,624	Anadarko Petroleum Corp.	124,853,399
881,154	Apache Corp.	117,519,509
5,906,282	Bankers Petroleum Ltd. (Canada)(a)	51,812,229
3,280,705	BG Group PLC (United Kingdom)	84,034,227
815,337	Bonavista Energy Corp. (Canada)	24,499,319
814,560	Brigham Exploration Co.(a)	27,312,197
1,258,596	Cabot Oil & Gas Corp.	70,833,783
8,119,270	Cairn Energy PLC (United Kingdom)(a)	61,286,465
2,089,796	Cameco Corp. (Canada)	61,690,009
566,027	Canadian Natural Resources Ltd.	26,580,628
786,740	Carrizo Oil & Gas, Inc.(a)(b)	31,343,722
745,836	Cimarex Energy Co.	82,482,003
2,448,359	Cobalt International Energy, Inc.(a)	34,277,026
1,506,198	Concho Resources, Inc.(a)	160,937,256
995,831	Consol Energy, Inc.	53,864,499
4,140,655	Daylight Energy Ltd. (Canada)	47,526,833
2,678,966	Denbury Resources, Inc.(a)(b)	60,464,263
696,600	Energy XXI Bermuda Ltd.(a)(b)	25,251,750
785,606	EOG Resources, Inc.	88,702,773
386,676	EQT Corp.	20,343,024
70,767	Exxon Mobil Corp.	6,227,496
20,910,417	Far East Energy Corp.(a)	8,364,167
1,814,163	Forest Oil Corp.(a)	65,146,593
1,734,289	Frontier Oil Corp.	48,456,035

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
935,716	FX Energy, Inc.(a)	$7,682,228
914,700	Hess Corp.	78,627,612
900,825	Holly Corp.	52,157,768
11,340	HRT Participacoes em Petroleo SA (Brazil)(a)	11,605,263
15,900	HRT Participacoes em Petroleo SA (Brazil), 144A(a)	16,271,930
6,430,000	Linc Energy Ltd. (Australia), 144A(c)	19,170,256
752,400	MEG Energy Corp. (Canada), 144A(a)(c)	39,729,328
933,988	Murphy Oil Corp.	72,365,390
1,092,858	Newfield Exploration Co.(a)	77,374,346
331,302	Niko Resources Ltd. (Canada)	27,995,133
1,318,445	Noble Energy, Inc.	126,926,700
1,165,950	Occidental Petroleum Corp.	133,256,426
11,205,519	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	118,380,197
4,516,159	Oil Search Ltd. (Papua New Guinea)	34,898,470
3,662,993	Pacific Rubiales Energy Corp. (Canada)	111,304,813
2,572,971	Petrohawk Energy Corp.(a)	69,495,947
551,710	Petroleo Brasileiro SA (Brazil), ADR	20,595,334
331,116	Plains Exploration & Production Co.(a)	12,595,653
699,808	QGEP Participacoes SA (Brazil)(a)	9,474,899
1,816,900	QGEP Participacoes SA (Brazil), 144A(a)(c)	24,599,523
521,069	Range Resources Corp.	29,414,345
411,008	Reliance Industries Ltd. (India), GDR, 144A	18,080,242
1,119,825	Rosetta Resources, Inc.(a)	51,433,562
2,658,475	Southwestern Energy Co.(a)	116,600,714
1,339,025	Suncor Energy, Inc.	61,648,711
68,376	Sunoco, Inc.	2,916,920
4,263,068	Talisman Energy, Inc.	102,739,939
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)(a)(c)(d)	70,944,140
538,243	Ultra Petroleum Corp.(a)(b)	27,337,362
1,356,854	Whiting Petroleum Corp.(a)	94,301,353
1,278,218	Woodside Petroleum Ltd. (Australia)	65,569,040
33,790,800	Zodiac Exploration, Inc. (Canada)(a)	37,499,699

		3,257,194,174

Semiconductors & Semiconductor Equipment 0.1%
650,477	Yingli Green Energy Holding Co. Ltd. (China), ADR(a)(b)	8,150,477

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Transportation Infrastructure 0.4%
5,167,280	LLX Logistica SA (Brazil)(a)	$14,911,932
5,167,280	PortX Operacoes Portuarias SA (Brazil)(a)	11,331,754

		26,243,686

	TOTAL COMMON STOCKS (cost $4,320,525,905)	6,785,023,698

Units
RIGHTS

Oil, Gas & Consumable Fuels
7,821	HRT Participacoes em Petroleo SA (Brazil)(a)	49,714
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)(a)(c)(d)	—

		49,714

	TOTAL RIGHTS (cost $0)	49,714

WARRANTS

Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)(a)(c)(d)	—

Oil, Gas & Consumable Fuels
13,500,000	Zodiac Exploration, Inc. (Canada), Private Placement, expiring 02/10/12 (original cost $0; purchased 08/08/08)(a)(c)(d)	1,349,786

	TOTAL WARRANTS (cost $0)	1,349,786

	TOTAL LONG-TERM INVESTMENTS (cost $4,320,525,905)	6,786,423,198

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 11.9%

Affiliated Money Market Mutual Fund
842,710,058	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $842,710,058; includes $531,665,028 of cash collateral received for securities on loan) (Note 3)(e)(f)	$842,710,058

	TOTAL INVESTMENTS(g) 107.6% (cost $5,163,235,963; Note 5)	7,629,133,256
	Liabilities in excess of other assets (7.6%)	(539,565,751)

	NET ASSETS 100.0%	$7,089,567,505

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

GDR—Global Depositary Receipt

XTSE—Toronto Stock Exchange

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $525,512,752; cash collateral of $531,665,028 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $45,141,529. The aggregate value of $72,293,926 is approximately 1.0% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	As of April 30, 2011, 4 securities representing $72,293,926 and 1.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities,

See Notes to Financial Statements.

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swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,714,079,558	$—	$70,944,140
Rights	49,714	—	—
Warrants	—	—	1,349,786
Affiliated Money Market Mutual Fund	842,710,058	—	—

Total	$7,556,839,330	$—	$72,293,926

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants
Balance as of 10/31/10	$54,819,882	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	18,165,283	1,349,786
Purchases	—	—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out Level 3	(2,041,025)	—

Balance as of 04/30/11	$70,944,140	$1,349,786

*	Of which, $19,515,069 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Fair value of Level 3 Common Stock of $2,041,025 was transferred out of Level 3 at 04/30/2011 as a result of being exchange-traded.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of April 30, 2011 (Unaudited) continued

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

United States (including 7.5% of collateral received for securities on loan)	74.7%
Canada	13.2
Brazil	5.1
Australia	3.5
United Kingdom	3.4
Jersey Islands	1.4
South Africa	1.4
India	1.1
Luxembourg	1.0
Peru	0.9
Switzerland	0.8
Papua New Guinea	0.5
Bermuda	0.4
China	0.1
Sweden	0.1

107.6
Liabilities in excess of other assets	(7.6)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$1,399,500	—	—

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

For the six months ended April 30, 2011, the Fund did not have any realized gain or (loss) on derivatives recognized in income.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Rights	Warrants	Total
Equity contracts	$49,714	$1,349,786	$1,399,500

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	15

Statement of Assets and Liabilities

as of April 30, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $525,512,752
Unaffiliated Investments (cost $4,320,525,905)	$6,786,423,198
Affiliated Investments (cost $842,710,058)	842,710,058
Cash	136,076
Receivable for Fund shares sold	27,571,673
Dividends receivable	4,205,177
Foreign tax reclaim receivable	87,274
Prepaid expenses	24,907

Total assets	7,661,158,363

Liabilities
Payable to broker for collateral for securities on loan	531,665,028
Payable for Fund shares reacquired	18,142,435
Payable for investments purchased	14,621,170
Management fee payable	3,911,011
Distribution fee payable	2,172,556
Accrued expenses	827,482
Affiliated transfer agent fee payable	210,085
Payable to custodian	41,091

Total liabilities	571,590,858

Net Assets	$7,089,567,505

Net assets were comprised of:
Common stock, at par	$1,202,947
Paid-in capital in excess of par	5,291,859,468

5,293,062,415
Distribution in excess of net investment income	(213,493,156)
Accumulated net realized loss on investment and foreign currency transactions	(455,923,284)
Net unrealized appreciation on investments and foreign currencies	2,465,921,530

Net assets, April 30, 2011	$7,089,567,505

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($3,224,282,392 ÷ 52,769,484 shares of common stock issued and outstanding)	$61.10
Maximum sales charge (5.50% of offering price)	3.56

Maximum offering price to public	$64.66

Class B
Net asset value, offering price and redemption price per share ($340,515,671 ÷ 6,616,462 shares of common stock issued and outstanding)	$51.46

Class C
Net asset value, offering price and redemption price per share ($1,338,166,673 ÷ 25,997,740 shares of common stock issued and outstanding)	$51.47

Class Q
Net asset value, offering price and redemption price per share ($69,559,562 ÷ 1,108,923 shares of common stock issued and outstanding)	$62.73

Class R
Net asset value, offering price and redemption price per share ($86,886,658 ÷ 1,429,330 shares of common stock issued and outstanding)	$60.79

Class Z
Net asset value, offering price and redemption price per share ($2,030,156,549 ÷ 32,372,755 shares of common stock issued and outstanding)	$62.71

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	17

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $762,415)	$20,534,856
Affiliated income from securities loaned, net	599,457
Affiliated dividend income	285,274

Total income	21,419,587

Expenses
Management fee	21,098,158
Distribution fee—Class A	4,077,149
Distribution fee—Class B	1,581,298
Distribution fee—Class C	5,818,221
Distribution fee—Class R	173,145
Transfer agent’s fees and expenses (including affiliated expense of $570,000) (Note 3)	2,634,000
Custodian’s fees and expenses	436,000
Registration fees	166,000
Reports to shareholders	149,000
Directors’ fees	63,000
Insurance	50,000
Legal fees and expenses	46,000
Audit fee	11,000
Miscellaneous	25,275

Total expenses	36,328,246
Management fee waiver (Note 2)	(497,520)

Net expenses	35,830,726

Net investment loss	(14,411,139)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	37,780,516
Foreign currency transactions	(1,480,232)

36,300,284

Net change in unrealized appreciation (depreciation) on:
Investments	1,110,721,804
Foreign currencies	88,105

1,110,809,909

Net gain on investment and foreign currency transactions	1,147,110,193

Net Increase In Net Assets Resulting From Operations	$1,132,699,054

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2011	Year Ended October 31, 2010
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(14,411,139)	$(23,339,889)
Net realized gain (loss) on investment and foreign currency transactions	36,300,284	(37,667,418)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,110,809,909	879,776,944

Net increase in net assets resulting from operations	1,132,699,054	818,769,637

Dividends from net investment income (Note 1)
Class A	(25,030,104)	(28,821,268)
Class B	(3,720,851)	(5,186,007)
Class C	(12,911,912)	(14,824,396)
Class R	(605,765)	(542,653)
Class Z	(14,112,999)	(11,918,242)

	(56,381,631)	(61,292,566)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,062,512,547	1,803,070,829
Net asset value of shares issued in reinvestment of dividends	46,123,143	51,247,329
Cost of shares reacquired	(758,537,936)	(1,070,051,549)

Net increase in net assets from Fund share transactions	1,350,097,754	784,266,609

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	17,864

Total increase	2,426,415,177	1,541,761,544

Net Assets:
Beginning of period	4,663,152,328	3,121,390,784

End of period	$7,089,567,505	$4,663,152,328

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-thecounter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities

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identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion.

Effective October 1, 2008 through February 28, 2012, PI has contractually agreed to waive .05% of the management fee rate on the Fund’s average daily net assets over $4 billion that would otherwise be applicable under the terms of the management agreement. The effective management fee rate was .69% of the Fund’s average daily net assets for the six months ended April 30, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to ..30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS had contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2012.

PIMS has advised the Fund that it received $4,633,962 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended April 30, 2011, it received $873, $221,717 and $73,471 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2011, PIM has been compensated approximately $179,100 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2011 were $1,782,124,756 and $711,804,927, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$5,415,415,762	$2,276,240,316	$(62,522,822)	$2,213,717,494

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2010 of approximately $438,964,000, of which 124,253,000 expires in 2016, 264,952,000 expires in 2017 and $49,759,000 expires in 2018. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A shares or Class C shares to Class Z shares of the Fund and Class Z shares to Class A shares of the Fund. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

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There are 500 million shares of common stock authorized with $.01 par value per share, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z common stock. Class A shares consist of 150 million authorized shares, Class B shares consist of 35 million authorized shares, Class C and Class Z shares each consist of 90 million authorized shares, Class Q shares consist of 85 million authorized shares and Class R shares consist of 50 million authorized shares. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. As of April 30, 2011, 17 shares of Class Q were owned by Prudential.

During the fiscal year ended October 31, 2010, the Fund received $17,864 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2011:
Shares sold	15,281,929	$874,708,603
Shares issued in reinvestment of dividends	427,819	22,438,833
Shares reacquired	(5,959,690)	(340,982,081)

Net increase (decrease) in shares outstanding before conversion	9,750,058	556,165,355
Shares issued upon conversion from Class B and Class Z	333,693	19,291,697
Shares reacquired upon conversion into Class Z	(209,989)	(11,661,358)

Net increase (decrease) in shares outstanding	9,873,762	$563,795,694

Year ended October 31, 2010:
Shares sold	17,713,955	$798,950,753
Shares issued in reinvestment of dividends	589,987	25,971,196
Shares reacquired	(12,747,299)	(565,749,143)

Net increase (decrease) in shares outstanding before conversion	5,556,643	259,172,806
Shares issued upon conversion from Class B	129,953	5,785,920

Net increase (decrease) in shares outstanding	5,686,596	$264,958,726

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2011:
Shares sold	666,693	$32,173,278
Shares issued in reinvestment of dividends	74,485	3,300,456
Shares reacquired	(487,316)	(23,459,332)

Net increase (decrease) in shares outstanding before conversion	253,862	12,014,402
Shares reacquired upon conversion into Class A	(194,574)	(9,275,977)

Net increase (decrease) in shares outstanding	59,288	$2,738,425

Year ended October 31, 2010:
Shares sold	1,024,344	$39,451,414
Shares issued in reinvestment of dividends	123,126	4,620,477
Shares reacquired	(1,273,841)	(48,171,816)

Net increase (decrease) in shares outstanding before conversion	(126,371)	(4,099,925)
Shares reacquired upon conversion into Class A	(152,889)	(5,785,920)

Net increase (decrease) in shares outstanding	(279,260)	$(9,885,845)

Class C
Six months ended April 30, 2011:
Shares sold	5,428,266	$261,627,164
Shares issued in reinvestment of dividends	211,029	9,352,796
Shares reacquired	(1,878,050)	(90,783,532)

Net increase (decrease) in shares outstanding before conversion	3,761,245	180,196,428
Shares reacquired upon conversion into Class Z	(68,477)	(3,179,174)

Net increase (decrease) in shares outstanding	3,692,768	$177,017,254

Year ended October 31, 2010:
Shares sold	6,784,356	$260,862,553
Shares issued in reinvestment of dividends	295,023	11,072,370
Shares reacquired	(3,885,937)	(146,648,923)

Net increase (decrease) in shares outstanding	3,193,442	$125,286,000

Class Q
Period ended April 30, 2011:*
Shares sold	1,132,258	$68,413,586
Shares reacquired	(23,335)	(1,395,000)

Net increase (decrease) in shares outstanding	1,108,923	$67,018,586

28	Visit our website at www.prudentialfunds.com

Class R	Shares	Amount
Six months ended April 30, 2011:
Shares sold	674,635	$38,611,756
Shares issued in reinvestment of dividends	10,799	564,058
Shares reacquired	(279,084)	(16,048,549)

Net increase (decrease) in shares outstanding	406,350	$23,127,265

Year ended October 31, 2010:
Shares sold	793,486	$35,842,178
Shares issued in reinvestment of dividends	11,954	525,131
Shares reacquired	(476,158)	(21,452,783)

Net increase (decrease) in shares outstanding	329,282	$14,914,526

Class Z
Six months ended April 30, 2011:
Shares sold	13,450,846	$786,978,160
Shares issued in reinvestment of dividends	194,662	10,467,000
Shares reacquired	(4,817,774)	(285,869,442)

Net increase (decrease) in shares outstanding before conversion	8,827,734	511,575,718
Shares issued upon conversion from Class A and Class C	261,240	14,840,532
Shares reacquired upon conversion into Class A	(165,172)	(10,015,720)

Net increase (decrease) in shares outstanding	8,923,802	$516,400,530

Year ended October 31, 2010:
Shares sold	14,402,038	$667,963,931
Shares issued in reinvestment of dividends	201,382	9,058,155
Shares reacquired	(6,361,610)	(288,028,884)

Net increase (decrease) in shares outstanding	8,241,810	$388,993,202

*	Commencement of offering was December 27, 2010.

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The fund did not utilize the SCA during period ended April 30, 2011.

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		Five Months Ended October 31,		Year Ended May 31,
	2011(b)		2010(b)		2009(a)(b)		2009(b)	2008(b)		2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$50.48		$41.27		$38.08		$68.29	$53.87		$48.25	$30.36
Income (loss) from investment operations:
Net investment income (loss)	(.11)		(.21)		(.02)		(.06)	(.12)		(.03)	.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.30		10.18		3.21		(28.75)	19.61		11.21	20.28
Total from investment operations	11.19		9.97		3.19		(28.81)	19.49		11.18	20.43
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.76)		-		(.53)	(2.43)		(.42)	(.30)
Distributions from net realized gains	-		-		-		(.87)	(2.64)		(5.14)	(2.24)
Total dividends and distributions	(.57)		(.76)		-		(1.40)	(5.07)		(5.56)	(2.54)
Capital Contributions:	-		-	(i)	-		-	-		-	-
Net asset value, end of period	$61.10		$50.48		$41.27		$38.08	$68.29		$53.87	$48.25
Total Return(c):	22.35%		24.42%		8.38%		(40.56)%	38.15%		25.03%	69.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,224,282		$2,165,180		$1,535,793		$1,261,030	$2,090,493		$1,100,431	$817,299
Average net assets (000)	$2,740,625		$1,849,392		$1,372,157		$1,168,562	$1,491,943		$847,853	$566,901
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.11%	(e)(g)	1.20%	(e)	1.21%	(e)(g)	1.23% (e)	1.14%	(e)(f)	1.19% (f)	1.14% (f)
Expenses, excluding distribution and service (12b-1) fees	.81%	(e)(g)	.90%	(e)	.91%	(e)(g)	.93% (e)	.85%	(e)	.94%	.89%
Net investment income (loss)	(.39)%	(e)(g)	(.47)%	(e)	(.12)%	(e)(g)	(.15)% (e)	(.20)%	(e)	(.07)%	.36%
For Class A, B, C, Q, R and Z shares:
Portfolio turnover rate	12%	(h)	21%		9%	(h)	51%	21%		46%	34%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratio would have been 1.13%, .83% and (.41)%, respectively, for the six months ended April 30, 2011.

(f) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares until September 30, 2007.

(g) Annualized.

(h) Not annualized.

(i) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,		Five Months Ended October 31,		Year Ended May 31,
	2011(b)		2010(b)		2009(a)(b)		2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$42.75		$35.30		$32.66		$58.60	$46.90	$42.70	$27.13
Income (loss) from investment operations:
Net investment loss	(.26)		(.45)		(.11)		(.28)	(.44)	(.34)	(.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.54		8.66		2.75		(24.58)	16.90	9.79	18.05
Total from investment operations	9.28		8.21		2.64		(24.86)	16.46	9.45	17.90
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.76)		-		(.21)	(2.12)	(.11)	(.09)
Distributions from net realized gains	-		-		-		(.87)	(2.64)	(5.14)	(2.24)
Total dividends and distributions	(.57)		(.76)		-		(1.08)	(4.76)	(5.25)	(2.33)
Capital Contributions:	-		-	(g)	-		-	-	-	-
Net asset value, end of period	$51.46		$42.75		$35.30		$32.66	$58.60	$46.90	$42.70
Total Return(c):	21.91%		23.55%		8.08%		(40.99)%	37.14%	24.10%	67.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$340,516		$280,296		$241,335		$221,738	$436,506	$315,782	$271,419
Average net assets (000)	$318,880		$259,961		$227,342		$229,217	$360,663	$265,189	$206,935
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.81%	(e)(f)	1.90%	(e)	1.91%	(e)(f)	1.93% (e)	1.85% (e)	1.94%	1.89%
Expenses, excluding distribution and service (12b-1) fees	.81%	(e)(f)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85% (e)	.94%	.89%
Net investment loss	(1.10)%	(e)(f)	(1.17)%	(e)	(.81)%	(e)(f)	(.84)% (e)	(.86)% (e)	(.82)%	(.40)%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratio would have been 1.83%, .83% and (1.12)%, respectively, for the six months ended April 30, 2011.

(f) Annualized.

(g) Less than $.005.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		Five Months Ended October 31,		Year Ended May 31,
	2011(b)		2010(b)		2009(a)(b)		2009(b)	2008(b)	2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$42.75		$35.31		$32.67		$58.61	$46.90	$42.70	$27.13
Income (loss) from investment operations:
Net investment loss	(.26)		(.45)		(.12)		(.28)	(.46)	(.34)	(.15)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	9.55		8.65		2.76		(24.58)	16.93	9.79	18.05
Total from investment operations	9.29		8.20		2.64		(24.86)	16.47	9.45	17.90
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.76)		-		(.21)	(2.12)	(.11)	(.09)
Distributions from net realized gains	-		-		-		(.87)	(2.64)	(5.14)	(2.24)
Total dividends and distributions	(.57)		(.76)		-		(1.08)	(4.76)	(5.25)	(2.33)
Capital Contributions:	-		-	(g)	-		-	-	-	-
Net asset value, end of period	$51.47		$42.75		$35.31		$32.67	$58.61	$46.90	$42.70
Total Return(c):	21.94%		23.51%		8.08%		(40.99)%	37.14%	24.10%	67.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,338,167		$953,597		$674,791		$549,558	$985,867	$550,097	$406,571
Average net assets (000)	$1,173,288		$819,275		$600,514		$533,680	$724,878	$428,643	$261,145
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.81%	(e)(f)	1.90%	(e)	1.91%	(e)(f)	1.93% (e)	1.85% (e)	1.94%	1.89%
Expenses, excluding distribution and service (12b-1) fees	.81%	(e)(f)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85% (e)	.94%	.89%
Net investment loss	(1.09)%	(e)(f)	(1.17)%	(e)	(.82)%	(e)(f)	(.85)% (e)	(.90)% (e)	(.82)%	(.40)%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratio would have been 1.83%, .83% and (1.11)%, respectively, for the six months ended April 30, 2011.

(f) Annualized.

(g) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) continued

Class Q Shares
	December 27, 2010(a) through April 30, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$57.19
Income from investment operations:
Net investment income	.01
Net realized and unrealized gain on investment and foreign currency transactions	5.53
Total from investment operations	5.54
Net asset value, end of period	$62.73
Total Return(c):	9.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,560
Average net assets (000)	$39,955
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	.72%	(f)
Expenses, excluding distribution and service (12b-1) fees	.72%	(f)
Net investment income	.08%	(f)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment income ratio would have been .74%, .74% and .06%, respectively, for the period ended April 30, 2011.

(f) Annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended April 30,		Year Ended October 31,		Five Months Ended October 31,		Year Ended May 31,		August 22, 2006(b) through May 31,
	2011(c)		2010(c)		2009(a)(c)		2009(c)	2008(c)	2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$50.27		$41.19		$38.02		$68.28	$53.96	$47.85
Income (loss) from investment operations:
Net investment loss	(.17)		(.31)		(.05)		(.13)	(.37)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.26		10.15		3.22		(28.73)	19.74	11.63
Total from investment operations	11.09		9.84		3.17		(28.86)	19.37	11.55
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.76)		-		(.53)	(2.41)	(.30)
Distributions from net realized gains	-		-		-		(.87)	(2.64)	(5.14)
Total dividends and distributions	(.57)		(.76)		-		(1.40)	(5.05)	(5.44)
Capital Contributions:	-		-	(i)	-		-	-	-
Net asset value, end of period	$60.79		$50.27		$41.19		$38.02	$68.28	$53.96
Total Return(d):	22.24%		24.15%		8.34%		(40.66)%	37.82%	25.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,887		$51,424		$28,573		$19,990	$15,328	$2,565
Average net assets (000)	$69,832		$40,431		$23,555		$12,599	$6,730	$626
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.31%	(g)(h)	1.40%	(g)	1.41%	(g)(h)	1.43% (g)	1.35% (g)	1.44% (h)
Expenses, excluding distribution and service (12b-1) fees	.81%	(g)(h)	.90%	(g)	.91%	(g)(h)	.93% (g)	.85% (g)	.94% (h)
Net investment loss	(.59)%	(g)(h)	(.68)%	(g)	(.33)%	(g)(h)	(.37)% (g)	(.62)% (g)	(.24)% (h)

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Commencement of offering.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e) Does not include expenses of the underlying portfolio in which the Fund invests.

(f) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(g) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratio would have been 1.33%, .83% and (.61)%, respectively, for the six months ended April 30, 2011.

(h) Annualized.

(i) Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		Five Months Ended October 31,		Year Ended May 31,
	2011(b)		2010(b)		2009(a)(b)		2009(b)	2008(b)		2007(b)	2006(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$51.71		$42.14		$38.83		$69.90	$54.99		$49.12	$30.87
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.08)		.03		.06	.05		.08	.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	11.60		10.41		3.28		(29.55)	20.05		11.46	20.60
Total from investment operations	11.57		10.33		3.31		(29.49)	20.10		11.54	20.86
Less Dividends and Distributions:
Dividends from net investment income	(.57)		(.76)		-		(.71)	(2.55)		(.53)	(.37)
Distributions from net realized gains	-		-		-		(.87)	(2.64)		(5.14)	(2.24)
Total dividends and distributions	(.57)		(.76)		-		(1.58)	(5.19)		(5.67)	(2.61)
Capital Contributions:	-		-	(g)	-		-	-		-	-
Net asset value, end of period	$62.71		$51.71		$42.14		$38.83	$69.90		$54.99	$49.12
Total Return(c):	22.55%		24.77%		8.52%		(40.40)%	38.53%		25.39%	69.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,030,156		$1,212,655		$640,899		$470,122	$719,348		$355,928	$270,375
Average net assets (000)	$1,676,354		$896,356		$552,361		$433,493	$503,262		$283,266	$179,109
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.81%	(e)(f)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85%	(e)	.94%	.89%
Expenses, excluding distribution and service (12b-1) fees	.81%	(e)(f)	.90%	(e)	.91%	(e)(f)	.93% (e)	.85%	(e)	.94%	.89%
Net investment income (loss)	(.09)%	(e)(f)	(.18)%	(e)	.17%	(e)(f)	.15% (e)	.08%	(e)	.18%	.60%

(a) The Fund changed its fiscal year end from May 31 to October 31, effective October 31, 2009.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Through September 30, 2008, the manager of the Fund contractually agreed to waive .05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008, the manager of the Fund has contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion. Net of management fee waiver. If the investment manager had not waived expenses, the expense ratios including and excluding distribution and service (12b-1) fees and net investment loss ratio would have been .83%, .83% and (.11)%, respectively, for the six months ended April 30, 2011.

(f) Annualized.

(g) Less than $.005.

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2    0203257-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2010

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011